UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-04861

Fidelity Garrison Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2022

Item 1.

Reports to Stockholders

Fidelity® VIP Investment Grade Central Fund

Semi-Annual Report

June 30, 2022

Contents

Note to Shareholders
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

Note to Shareholders:

Early in 2020, the outbreak and spread of COVID-19 emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and corporate earnings. On March 11, 2020, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread. The pandemic prompted a number of measures to limit the spread of COVID-19, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. To help stem the turmoil, the U.S. government took unprecedented action – in concert with the U.S. Federal Reserve and central banks around the world – to help support consumers, businesses, and the broader economy, and to limit disruption to the financial system.

In general, the overall impact of the pandemic lessened in 2021, amid a resilient economy and widespread distribution of three COVID-19 vaccines granted emergency use authorization from the U.S. Food and Drug Administration (FDA) early in the year. Still, the situation remains dynamic, and the extent and duration of its influence on financial markets and the economy is highly uncertain, due in part to a recent spike in cases based on highly contagious variants of the coronavirus.

Extreme events such as the COVID-19 crisis are exogenous shocks that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets. Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we continue to take extra steps to be responsive to customer needs. We encourage you to visit us online, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of June 30, 2022
U.S. Government and U.S. Government Agency Obligations	56.3%
AAA	7.0%
AA	1.5%
A	8.0%
BBB	21.4%
BB and Below	4.2%
Not Rated	1.1%
Short-Term Investments and Net Other Assets	0.5%

We have used ratings from Moody’s Investors Service, Inc. Where Moody’s® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Securities rated BB or below were rated investment grade at the time of acquisition.

Asset Allocation (% of fund's net assets)

As of June 30, 2022 *
Corporate Bonds	31.8%
U.S. Government and U.S. Government Agency Obligations	56.3%
Asset-Backed Securities	6.1%
CMOs and Other Mortgage Related Securities	4.1%
Municipal Bonds	0.7%
Other Investments	0.5%
Short-Term Investments and Net Other Assets (Liabilities)	0.5%

 * Foreign investments - 11.9%

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Geographic Diversification (% of fund's net assets)

As of June 30, 2022
United States of America*	88.1%
Cayman Islands	5.1%
United Kingdom	1.5%
Mexico	1.2%
Ireland	0.7%
Switzerland	0.6%
Canada	0.6%
France	0.4%
Other	1.6%

 * Includes Short-Term investments and Net Other Assets (Liabilities).

Percentages are based on country or territory of incorporation and include the effect of futures, if applicable.

Schedule of Investments June 30, 2022 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 31.8%
	Principal Amount	Value
COMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 0.8%
AT&T, Inc.:
2.55% 12/1/33	$4,584,000	$3,718,695
3.8% 12/1/57	4,678,000	3,612,926
4.3% 2/15/30	859,000	838,299
4.75% 5/15/46	4,816,000	4,457,525
Verizon Communications, Inc.:
2.1% 3/22/28	1,835,000	1,629,887
2.55% 3/21/31	1,698,000	1,451,803
3% 3/22/27	397,000	377,078
4.862% 8/21/46	2,282,000	2,245,867
5.012% 4/15/49	89,000	90,345
		18,422,425
Entertainment - 0.4%
The Walt Disney Co.:
3.8% 3/22/30	7,061,000	6,826,991
4.7% 3/23/50	2,229,000	2,198,397
		9,025,388
Media - 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
2.25% 1/15/29	1,100,000	903,834
4.4% 4/1/33	1,073,000	958,015
4.908% 7/23/25	1,184,000	1,186,747
5.25% 4/1/53	1,073,000	906,699
5.375% 5/1/47	5,574,000	4,746,046
5.5% 4/1/63	1,073,000	911,405
6.484% 10/23/45	842,000	818,567
Comcast Corp.:
2.937% 11/1/56	2,100,000	1,459,279
3.9% 3/1/38	329,000	297,543
4.65% 7/15/42	779,000	744,465
Discovery Communications LLC:
3.625% 5/15/30	1,066,000	947,817
4.65% 5/15/50	2,883,000	2,267,080
Fox Corp.:
4.03% 1/25/24	389,000	389,034
4.709% 1/25/29	563,000	551,975
5.476% 1/25/39	555,000	538,809
5.576% 1/25/49	368,000	358,970
Magallanes, Inc.:
3.428% 3/15/24 (a)	1,267,000	1,242,081
3.638% 3/15/25 (a)	694,000	672,146
3.755% 3/15/27 (a)	1,357,000	1,272,855
4.054% 3/15/29 (a)	470,000	430,509
4.279% 3/15/32 (a)	1,970,000	1,760,673
5.05% 3/15/42 (a)	996,000	847,387
5.141% 3/15/52 (a)	1,583,000	1,328,691
Time Warner Cable LLC:
4.5% 9/15/42	283,000	220,915
5.5% 9/1/41	521,000	454,788
5.875% 11/15/40	460,000	421,538
6.55% 5/1/37	6,199,000	6,206,903
7.3% 7/1/38	1,160,000	1,211,225
		34,055,996
Wireless Telecommunication Services - 0.4%
Rogers Communications, Inc.:
3.2% 3/15/27 (a)	1,461,000	1,385,770
3.8% 3/15/32 (a)	1,275,000	1,165,873
T-Mobile U.S.A., Inc.:
3.75% 4/15/27	1,871,000	1,801,623
3.875% 4/15/30	2,705,000	2,524,458
4.375% 4/15/40	404,000	360,621
4.5% 4/15/50	793,000	703,632
		7,941,977

TOTAL COMMUNICATION SERVICES		69,445,786

CONSUMER DISCRETIONARY - 0.7%
Automobiles - 0.1%
General Motors Financial Co., Inc. 4.25% 5/15/23	638,000	640,173
Volkswagen Group of America Finance LLC 3.125% 5/12/23 (a)	1,531,000	1,520,037
		2,160,210
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	899,000	900,808
Hotels, Restaurants & Leisure - 0.1%
McDonald's Corp.:
3.5% 7/1/27	517,000	506,568
3.6% 7/1/30	615,000	585,444
		1,092,012
Household Durables - 0.0%
Toll Brothers Finance Corp. 4.875% 3/15/27	1,135,000	1,074,021
Leisure Products - 0.1%
Hasbro, Inc. 3% 11/19/24	1,348,000	1,312,337
Specialty Retail - 0.4%
AutoNation, Inc. 4.75% 6/1/30	234,000	220,121
AutoZone, Inc.:
3.625% 4/15/25	350,000	345,646
4% 4/15/30	1,629,000	1,546,728
Lowe's Companies, Inc.:
3.35% 4/1/27	211,000	203,051
3.75% 4/1/32	649,000	602,120
4.25% 4/1/52	2,647,000	2,292,164
4.45% 4/1/62	2,720,000	2,323,448
4.5% 4/15/30	1,170,000	1,155,963
O'Reilly Automotive, Inc. 4.2% 4/1/30	361,000	348,534
		9,037,775

TOTAL CONSUMER DISCRETIONARY		15,577,163

CONSUMER STAPLES - 2.3%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,842,000	2,722,713
4.9% 2/1/46	3,531,000	3,318,751
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	1,135,000	1,063,907
4.35% 6/1/40	1,082,000	968,220
4.5% 6/1/50	1,534,000	1,379,029
4.6% 6/1/60	1,135,000	992,122
4.75% 4/15/58	1,764,000	1,578,625
5.45% 1/23/39	1,439,000	1,463,028
5.55% 1/23/49	3,287,000	3,357,081
5.8% 1/23/59 (Reg. S)	3,472,000	3,611,175
Molson Coors Beverage Co.:
3% 7/15/26	2,300,000	2,160,288
5% 5/1/42	4,016,000	3,712,532
The Coca-Cola Co.:
3.375% 3/25/27	1,742,000	1,727,175
3.45% 3/25/30	1,064,000	1,034,951
		29,089,597
Food Products - 0.5%
General Mills, Inc. 2.875% 4/15/30	220,000	194,877
JBS Finance Luxembourg SARL:
2.5% 1/15/27 (a)	4,189,000	3,634,963
3.625% 1/15/32 (a)	320,000	258,400
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (a)	3,400,000	2,611,067
5.125% 2/1/28 (a)	1,340,000	1,308,537
5.5% 1/15/30 (a)	380,000	359,594
5.75% 4/1/33 (a)	2,700,000	2,571,183
6.5% 4/15/29 (a)	49,000	49,294
		10,987,915
Tobacco - 0.5%
Altria Group, Inc.:
4.25% 8/9/42	1,696,000	1,266,285
4.5% 5/2/43	1,137,000	853,092
4.8% 2/14/29	311,000	295,504
5.375% 1/31/44	1,030,000	875,629
5.95% 2/14/49	407,000	356,637
Imperial Tobacco Finance PLC 4.25% 7/21/25 (a)	4,751,000	4,652,202
Reynolds American, Inc.:
4.45% 6/12/25	718,000	713,677
5.7% 8/15/35	373,000	353,772
6.15% 9/15/43	1,227,000	1,135,711
7.25% 6/15/37	909,000	945,347
		11,447,856

TOTAL CONSUMER STAPLES		51,525,368

ENERGY - 3.7%
Energy Equipment & Services - 0.0%
Halliburton Co.:
3.8% 11/15/25	18,000	17,821
4.85% 11/15/35	661,000	635,585
		653,406
Oil, Gas & Consumable Fuels - 3.7%
Canadian Natural Resources Ltd.:
3.8% 4/15/24	2,081,000	2,066,546
5.85% 2/1/35	766,000	777,060
Cenovus Energy, Inc.:
3.75% 2/15/52	2,600,000	1,975,088
4.25% 4/15/27	1,963,000	1,924,022
Columbia Pipeline Group, Inc. 4.5% 6/1/25	410,000	413,375
DCP Midstream Operating LP:
3.875% 3/15/23	543,000	537,825
5.6% 4/1/44	376,000	303,851
6.45% 11/3/36 (a)	760,000	744,800
Empresa Nacional de Petroleo 4.375% 10/30/24 (a)	1,086,000	1,080,774
Enbridge, Inc.:
4% 10/1/23	863,000	866,379
4.25% 12/1/26	544,000	538,372
Energy Transfer LP:
3.75% 5/15/30	710,000	639,865
3.9% 5/15/24 (b)	405,000	401,855
4.2% 9/15/23	364,000	364,541
4.25% 3/15/23	312,000	311,839
4.5% 4/15/24	387,000	387,177
4.95% 6/15/28	1,242,000	1,223,849
5% 5/15/50	2,045,000	1,740,181
5.25% 4/15/29	629,000	622,997
5.4% 10/1/47	414,000	363,233
5.8% 6/15/38	692,000	648,181
6% 6/15/48	451,000	423,673
6.25% 4/15/49	432,000	418,744
Enterprise Products Operating LP 3.7% 2/15/26	1,472,000	1,446,657
Exxon Mobil Corp. 3.482% 3/19/30	4,122,000	3,953,226
Hess Corp.:
4.3% 4/1/27	1,500,000	1,462,182
5.6% 2/15/41	3,671,000	3,576,628
7.125% 3/15/33	308,000	342,803
7.3% 8/15/31	411,000	459,979
7.875% 10/1/29	1,346,000	1,547,636
Kinder Morgan Energy Partners LP:
3.45% 2/15/23	521,000	521,528
6.55% 9/15/40	141,000	146,559
Kinder Morgan, Inc. 5.55% 6/1/45	747,000	703,520
MPLX LP:
4.5% 7/15/23	606,000	607,723
4.8% 2/15/29	345,000	339,246
4.875% 12/1/24	839,000	844,722
5.5% 2/15/49	1,036,000	960,915
Occidental Petroleum Corp.:
5.55% 3/15/26	1,587,000	1,575,939
6.2% 3/15/40	521,000	513,185
6.45% 9/15/36	1,412,000	1,447,300
6.6% 3/15/46	1,751,000	1,859,562
7.5% 5/1/31	2,356,000	2,532,700
Petroleos Mexicanos:
4.5% 1/23/26	1,632,000	1,414,128
5.95% 1/28/31	1,097,000	800,371
6.35% 2/12/48	4,049,000	2,352,469
6.49% 1/23/27	1,175,000	1,006,270
6.5% 3/13/27	1,481,000	1,278,473
6.5% 1/23/29	1,705,000	1,386,591
6.7% 2/16/32	1,810,000	1,371,075
6.75% 9/21/47	3,713,000	2,274,213
6.84% 1/23/30	5,684,000	4,476,150
6.95% 1/28/60	2,417,000	1,487,664
7.69% 1/23/50	4,972,000	3,318,810
Phillips 66 Co.:
3.7% 4/6/23	146,000	145,989
3.85% 4/9/25	188,000	186,837
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29	405,000	356,829
3.6% 11/1/24	426,000	416,661
Sabine Pass Liquefaction LLC 4.5% 5/15/30	2,447,000	2,345,004
The Williams Companies, Inc.:
3.5% 11/15/30	2,609,000	2,351,412
3.7% 1/15/23	371,000	371,594
3.9% 1/15/25	373,000	368,482
4.3% 3/4/24	1,671,000	1,678,230
4.5% 11/15/23	537,000	540,730
4.55% 6/24/24	4,091,000	4,123,410
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30	312,000	280,189
3.95% 5/15/50	1,007,000	835,853
Valero Energy Corp. 2.85% 4/15/25	72,000	69,582
Western Gas Partners LP:
3.95% 6/1/25	266,000	251,038
4.5% 3/1/28	613,000	554,765
4.65% 7/1/26	2,778,000	2,618,265
4.75% 8/15/28	354,000	323,421
		82,600,742

TOTAL ENERGY		83,254,148

FINANCIALS - 14.8%
Banks - 6.1%
Bank of America Corp.:
2.299% 7/21/32 (b)	4,656,000	3,762,497
3.3% 1/11/23	1,332,000	1,334,130
3.419% 12/20/28 (b)	5,817,000	5,417,128
3.5% 4/19/26	1,541,000	1,501,314
3.864% 7/23/24 (b)	1,340,000	1,334,115
3.95% 4/21/25	1,265,000	1,247,673
4.2% 8/26/24	6,127,000	6,138,716
4.25% 10/22/26	1,307,000	1,288,583
4.45% 3/3/26	465,000	462,751
Barclays PLC:
2.852% 5/7/26 (b)	2,482,000	2,343,742
4.375% 1/12/26	1,908,000	1,888,356
5.088% 6/20/30 (b)	2,253,000	2,126,601
5.2% 5/12/26	1,908,000	1,899,857
BNP Paribas SA 2.219% 6/9/26 (a)(b)	2,313,000	2,135,298
Citigroup, Inc.:
2.7% 10/27/22	3,067,000	3,069,524
3.352% 4/24/25 (b)	1,521,000	1,489,743
3.875% 3/26/25	2,914,000	2,873,307
4.05% 7/30/22	552,000	552,527
4.3% 11/20/26	532,000	524,337
4.412% 3/31/31 (b)	3,258,000	3,111,614
4.45% 9/29/27	5,245,000	5,136,594
4.6% 3/9/26	673,000	673,851
4.91% 5/24/33 (b)	3,286,000	3,242,380
5.5% 9/13/25	1,694,000	1,740,359
Citizens Financial Group, Inc. 2.638% 9/30/32	1,490,000	1,188,469
Commonwealth Bank of Australia 3.61% 9/12/34 (a)(b)	802,000	713,705
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	2,221,000	2,222,776
Discover Bank 4.2% 8/8/23	874,000	877,014
First Citizens Bank & Trust Co. 3.929% 6/19/24 (b)	512,000	508,712
HSBC Holdings PLC:
4.25% 3/14/24	675,000	671,789
4.95% 3/31/30	437,000	431,741
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	1,330,000	1,270,037
5.71% 1/15/26 (a)	3,922,000	3,735,895
JPMorgan Chase & Co.:
2.956% 5/13/31 (b)	1,324,000	1,143,120
3.797% 7/23/24 (b)	1,754,000	1,747,470
3.875% 9/10/24	13,419,000	13,392,643
4.125% 12/15/26	4,319,000	4,280,200
4.493% 3/24/31 (b)	3,926,000	3,834,184
NatWest Group PLC:
3.073% 5/22/28 (b)	1,427,000	1,297,215
5.125% 5/28/24	6,295,000	6,307,879
6% 12/19/23	3,200,000	3,256,819
6.1% 6/10/23	4,101,000	4,153,560
6.125% 12/15/22	2,527,000	2,538,156
NatWest Markets PLC 2.375% 5/21/23 (a)	2,667,000	2,629,153
Rabobank Nederland 4.375% 8/4/25	2,285,000	2,265,821
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (b)	1,754,000	1,548,064
Societe Generale:
1.038% 6/18/25 (a)(b)	4,852,000	4,537,647
1.488% 12/14/26 (a)(b)	2,986,000	2,633,734
Wells Fargo & Co.:
2.406% 10/30/25 (b)	1,400,000	1,332,805
3.526% 3/24/28 (b)	2,893,000	2,740,097
4.478% 4/4/31 (b)	4,386,000	4,289,297
5.013% 4/4/51 (b)	6,470,000	6,345,767
Westpac Banking Corp. 4.11% 7/24/34 (b)	1,139,000	1,041,050
		138,229,816
Capital Markets - 3.8%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	1,700,000	1,677,214
4.25% 2/15/24	1,315,000	1,323,197
Ares Capital Corp.:
3.875% 1/15/26	3,822,000	3,509,895
4.2% 6/10/24	2,732,000	2,682,363
Credit Suisse Group AG:
2.593% 9/11/25 (a)(b)	3,245,000	3,052,977
3.75% 3/26/25	1,429,000	1,384,185
3.8% 6/9/23	2,632,000	2,607,010
3.869% 1/12/29 (a)(b)	1,233,000	1,107,994
4.194% 4/1/31 (a)(b)	2,950,000	2,610,276
4.55% 4/17/26	790,000	772,117
Deutsche Bank AG 4.5% 4/1/25	3,669,000	3,492,861
Deutsche Bank AG New York Branch 3.3% 11/16/22	2,856,000	2,855,167
Goldman Sachs Group, Inc.:
2.383% 7/21/32 (b)	2,893,000	2,339,443
3.2% 2/23/23	2,193,000	2,193,763
3.691% 6/5/28 (b)	12,774,000	12,113,357
3.8% 3/15/30	4,751,000	4,405,459
4.25% 10/21/25	696,000	690,627
6.75% 10/1/37	689,000	763,014
Moody's Corp.:
3.25% 1/15/28	732,000	692,863
3.75% 3/24/25	1,557,000	1,555,887
4.875% 2/15/24	687,000	700,199
Morgan Stanley:
3.125% 1/23/23	7,975,000	7,972,254
3.125% 7/27/26	6,737,000	6,426,730
3.622% 4/1/31 (b)	3,078,000	2,827,280
3.625% 1/20/27	3,374,000	3,267,917
3.737% 4/24/24 (b)	1,534,000	1,528,659
4.431% 1/23/30 (b)	1,348,000	1,309,749
4.875% 11/1/22	2,377,000	2,393,722
5% 11/24/25	4,489,000	4,561,009
Peachtree Corners Funding Trust 3.976% 2/15/25 (a)	1,534,000	1,517,515
UBS Group AG:
1.494% 8/10/27 (a)(b)	1,788,000	1,564,648
4.125% 9/24/25 (a)	1,614,000	1,601,148
		87,500,499
Consumer Finance - 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24	3,388,000	3,128,248
2.45% 10/29/26	1,236,000	1,076,263
2.875% 8/14/24	1,839,000	1,751,828
3% 10/29/28	1,295,000	1,090,803
3.3% 1/30/32	1,385,000	1,108,681
3.5% 1/15/25	2,546,000	2,431,522
4.125% 7/3/23	1,286,000	1,273,187
4.45% 4/3/26	959,000	915,771
4.875% 1/16/24	1,538,000	1,529,961
6.5% 7/15/25	1,112,000	1,137,774
Ally Financial, Inc.:
1.45% 10/2/23	678,000	655,368
3.05% 6/5/23	2,954,000	2,922,382
5.125% 9/30/24	656,000	662,365
5.8% 5/1/25	1,606,000	1,640,237
8% 11/1/31	829,000	921,570
Capital One Financial Corp.:
2.6% 5/11/23	2,292,000	2,276,020
2.636% 3/3/26 (b)	1,495,000	1,411,535
3.273% 3/1/30 (b)	1,912,000	1,692,035
3.65% 5/11/27	4,134,000	3,937,439
3.8% 1/31/28	2,165,000	2,036,351
4.927% 5/10/28 (b)	2,300,000	2,277,879
Discover Financial Services:
3.85% 11/21/22	1,546,000	1,549,783
3.95% 11/6/24	873,000	860,216
4.1% 2/9/27	875,000	839,170
4.5% 1/30/26	1,437,000	1,408,012
Ford Motor Credit Co. LLC:
4.063% 11/1/24	5,400,000	5,122,941
5.584% 3/18/24	1,916,000	1,906,420
Synchrony Financial:
3.95% 12/1/27	2,356,000	2,147,718
4.25% 8/15/24	2,051,000	2,038,264
4.375% 3/19/24	1,677,000	1,666,791
5.15% 3/19/29	2,576,000	2,410,009
Toyota Motor Credit Corp. 2.9% 3/30/23	2,377,000	2,377,283
		58,203,826
Diversified Financial Services - 0.8%
Blackstone Private Credit Fund 4.7% 3/24/25 (a)	5,035,000	4,836,871
Brixmor Operating Partnership LP:
4.05% 7/1/30	1,554,000	1,402,126
4.125% 6/15/26	1,425,000	1,391,099
4.125% 5/15/29	1,549,000	1,443,014
Equitable Holdings, Inc.:
3.9% 4/20/23	208,000	209,034
4.35% 4/20/28	1,304,000	1,257,909
Jackson Financial, Inc.:
5.17% 6/8/27	1,014,000	1,005,214
5.67% 6/8/32	1,281,000	1,237,556
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (a)	1,871,000	1,855,809
Pine Street Trust I 4.572% 2/15/29 (a)	1,750,000	1,690,266
Pine Street Trust II 5.568% 2/15/49 (a)	1,748,000	1,712,375
		18,041,273
Insurance - 1.5%
AIA Group Ltd.:
3.2% 9/16/40 (a)	1,070,000	854,732
3.375% 4/7/30 (a)	2,257,000	2,112,064
American International Group, Inc. 2.5% 6/30/25	3,650,000	3,478,624
Five Corners Funding Trust II 2.85% 5/15/30 (a)	3,419,000	2,974,322
Liberty Mutual Group, Inc. 4.569% 2/1/29 (a)	1,255,000	1,233,988
Marsh & McLennan Companies, Inc.:
4.375% 3/15/29	1,220,000	1,205,745
4.75% 3/15/39	560,000	547,915
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (a)	1,782,000	1,299,185
MetLife, Inc. 4.55% 3/23/30	3,527,000	3,556,290
Metropolitan Life Global Funding I 3% 1/10/23 (a)	809,000	808,527
Pacific LifeCorp 5.125% 1/30/43 (a)	1,611,000	1,546,189
SunAmerica, Inc.:
3.5% 4/4/25 (a)	646,000	627,643
3.65% 4/5/27 (a)	2,280,000	2,143,269
3.85% 4/5/29 (a)	904,000	835,414
3.9% 4/5/32 (a)	1,076,000	965,302
4.35% 4/5/42 (a)	245,000	208,932
4.4% 4/5/52 (a)	724,000	603,571
Swiss Re Finance Luxembourg SA 5% 4/2/49 (a)(b)	600,000	567,750
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (a)	1,640,000	1,572,398
TIAA Asset Management Finance LLC 4.125% 11/1/24 (a)	543,000	539,039
Unum Group:
3.875% 11/5/25	1,491,000	1,465,117
4% 3/15/24	1,819,000	1,818,537
4% 6/15/29	1,353,000	1,274,932
5.75% 8/15/42	2,232,000	2,086,459
		34,325,944

TOTAL FINANCIALS		336,301,358

HEALTH CARE - 1.3%
Health Care Providers & Services - 1.0%
Centene Corp.:
2.45% 7/15/28	3,009,000	2,511,341
2.625% 8/1/31	1,403,000	1,116,087
3.375% 2/15/30	1,564,000	1,326,350
4.25% 12/15/27	1,762,000	1,644,774
4.625% 12/15/29	2,738,000	2,553,185
Cigna Corp.:
3.05% 10/15/27	982,000	922,551
4.375% 10/15/28	1,860,000	1,845,646
4.8% 8/15/38	1,158,000	1,126,360
4.9% 12/15/48	1,157,000	1,110,545
CVS Health Corp.:
3% 8/15/26	192,000	183,627
3.625% 4/1/27	551,000	536,748
4.78% 3/25/38	1,830,000	1,732,197
HCA Holdings, Inc.:
3.5% 9/1/30	1,046,000	889,843
5.625% 9/1/28	1,311,000	1,289,624
5.875% 2/1/29	1,020,000	1,020,780
Humana, Inc. 3.7% 3/23/29	827,000	782,875
Sabra Health Care LP 3.2% 12/1/31	2,870,000	2,277,677
Toledo Hospital 5.325% 11/15/28	647,000	611,796
		23,482,006
Pharmaceuticals - 0.3%
Bayer U.S. Finance II LLC 4.25% 12/15/25 (a)	1,338,000	1,320,521
Elanco Animal Health, Inc. 6.4% 8/28/28 (b)	409,000	389,327
Mylan NV 4.55% 4/15/28	1,227,000	1,169,694
Utah Acquisition Sub, Inc. 3.95% 6/15/26	782,000	736,717
Viatris, Inc.:
1.65% 6/22/25	302,000	273,388
2.7% 6/22/30	1,533,000	1,230,326
3.85% 6/22/40	668,000	473,148
4% 6/22/50	1,153,000	772,034
Zoetis, Inc. 3.25% 2/1/23	506,000	504,206
		6,869,361

TOTAL HEALTH CARE		30,351,367

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
BAE Systems PLC 3.4% 4/15/30 (a)	696,000	635,345
The Boeing Co.:
5.04% 5/1/27	909,000	897,881
5.15% 5/1/30	909,000	872,529
5.705% 5/1/40	920,000	858,145
5.805% 5/1/50	920,000	844,994
5.93% 5/1/60	908,000	826,661
		4,935,555
Professional Services - 0.0%
Thomson Reuters Corp. 3.85% 9/29/24	317,000	314,707
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.25% 1/15/23	407,000	402,866
3% 9/15/23	269,000	262,982
3.375% 7/1/25	1,977,000	1,861,696
3.875% 7/3/23	1,712,000	1,696,886
4.25% 2/1/24	1,761,000	1,739,695
4.25% 9/15/24	1,093,000	1,072,522
		7,036,647
Transportation Infrastructure - 0.2%
Avolon Holdings Funding Ltd.:
3.95% 7/1/24 (a)	640,000	612,752
4.25% 4/15/26 (a)	485,000	449,133
4.375% 5/1/26 (a)	1,433,000	1,327,503
5.25% 5/15/24 (a)	1,170,000	1,149,486
		3,538,874

TOTAL INDUSTRIALS		15,825,783

INFORMATION TECHNOLOGY - 1.0%
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.85% 7/15/25	397,000	409,429
6.02% 6/15/26	480,000	498,219
6.1% 7/15/27	729,000	764,325
6.2% 7/15/30	631,000	656,679
		2,328,652
Semiconductors & Semiconductor Equipment - 0.5%
Broadcom, Inc.:
1.95% 2/15/28 (a)	510,000	434,259
2.45% 2/15/31 (a)	4,340,000	3,486,923
2.6% 2/15/33 (a)	4,340,000	3,337,060
3.5% 2/15/41 (a)	3,505,000	2,643,190
3.75% 2/15/51 (a)	1,645,000	1,218,725
		11,120,157
Software - 0.4%
Oracle Corp.:
1.65% 3/25/26	1,992,000	1,784,351
2.3% 3/25/28	3,147,000	2,707,648
2.8% 4/1/27	1,797,000	1,638,877
2.875% 3/25/31	3,303,000	2,721,384
3.6% 4/1/40	1,797,000	1,342,898
		10,195,158

TOTAL INFORMATION TECHNOLOGY		23,643,967

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30	1,278,000	1,268,502
American Homes 4 Rent LP:
2.375% 7/15/31	231,000	184,196
3.625% 4/15/32	989,000	866,945
Boston Properties, Inc.:
3.25% 1/30/31	1,190,000	1,020,670
4.5% 12/1/28	1,193,000	1,159,898
Corporate Office Properties LP:
2.25% 3/15/26	510,000	462,223
2.75% 4/15/31	373,000	301,582
Healthcare Trust of America Holdings LP:
3.1% 2/15/30	402,000	346,366
3.5% 8/1/26	419,000	398,722
Healthpeak Properties, Inc.:
3.25% 7/15/26	176,000	169,443
3.5% 7/15/29	201,000	185,277
Hudson Pacific Properties LP 4.65% 4/1/29	2,374,000	2,278,069
Invitation Homes Operating Partnership LP 4.15% 4/15/32	1,453,000	1,319,226
Kimco Realty Corp. 3.375% 10/15/22	249,000	249,039
Kite Realty Group Trust:
4% 3/15/25	1,912,000	1,872,413
4.75% 9/15/30	2,980,000	2,774,352
LXP Industrial Trust (REIT):
2.7% 9/15/30	560,000	459,647
4.4% 6/15/24	442,000	440,156
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	1,945,000	1,472,984
3.375% 2/1/31	1,027,000	833,877
3.625% 10/1/29	1,814,000	1,539,458
4.375% 8/1/23	381,000	382,172
4.5% 1/15/25	821,000	813,698
4.5% 4/1/27	4,967,000	4,708,645
4.75% 1/15/28	1,958,000	1,854,909
4.95% 4/1/24	415,000	416,419
5.25% 1/15/26	1,744,000	1,726,861
Piedmont Operating Partnership LP 2.75% 4/1/32	451,000	348,416
Realty Income Corp.:
2.2% 6/15/28	244,000	213,945
2.85% 12/15/32	301,000	258,721
3.25% 1/15/31	313,000	284,539
3.4% 1/15/28	489,000	461,939
Retail Opportunity Investments Partnership LP:
4% 12/15/24	300,000	291,604
5% 12/15/23	226,000	227,436
Simon Property Group LP 2.45% 9/13/29	499,000	423,937
SITE Centers Corp.:
3.625% 2/1/25	694,000	674,534
4.25% 2/1/26	906,000	889,777
Store Capital Corp.:
2.75% 11/18/30	2,676,000	2,180,933
4.625% 3/15/29	550,000	536,611
Sun Communities Operating LP:
2.3% 11/1/28	512,000	437,969
2.7% 7/15/31	1,323,000	1,066,162
Ventas Realty LP:
3% 1/15/30	2,340,000	2,047,312
3.5% 2/1/25	1,976,000	1,927,577
4% 3/1/28	688,000	656,983
4.125% 1/15/26	478,000	472,870
4.375% 2/1/45	234,000	199,505
4.75% 11/15/30	3,072,000	3,004,607
VICI Properties LP:
4.375% 5/15/25	256,000	250,030
4.75% 2/15/28	2,029,000	1,936,620
4.95% 2/15/30	2,648,000	2,509,536
5.125% 5/15/32	280,000	263,855
Vornado Realty LP 2.15% 6/1/26	578,000	514,926
WP Carey, Inc.:
2.4% 2/1/31	1,166,000	952,280
3.85% 7/15/29	391,000	363,996
4% 2/1/25	1,644,000	1,632,977
		54,535,346
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	1,690,000	1,685,914
3.95% 11/15/27	1,415,000	1,334,725
4.1% 10/1/24	1,555,000	1,540,096
4.55% 10/1/29	1,792,000	1,709,260
CBRE Group, Inc. 2.5% 4/1/31	1,708,000	1,389,538
Post Apartment Homes LP 3.375% 12/1/22	121,000	121,037
Tanger Properties LP:
2.75% 9/1/31	1,346,000	1,053,561
3.125% 9/1/26	1,874,000	1,758,988
		10,593,119

TOTAL REAL ESTATE		65,128,465

UTILITIES - 1.3%
Electric Utilities - 0.7%
Alabama Power Co. 3.05% 3/15/32	2,030,000	1,854,770
Cleco Corporate Holdings LLC:
3.375% 9/15/29	1,057,000	943,097
3.743% 5/1/26	4,043,000	3,900,227
Duke Energy Corp. 2.45% 6/1/30	854,000	719,824
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (a)	405,000	332,758
2.775% 1/7/32 (a)	1,402,000	1,148,960
Entergy Corp. 2.8% 6/15/30	876,000	751,314
Eversource Energy 2.8% 5/1/23	1,567,000	1,557,280
Exelon Corp.:
2.75% 3/15/27 (a)	449,000	419,719
3.35% 3/15/32 (a)	546,000	489,361
4.05% 4/15/30	534,000	512,419
4.1% 3/15/52 (a)	404,000	348,278
4.7% 4/15/50	238,000	223,006
FirstEnergy Corp. 7.375% 11/15/31	1,645,000	1,846,513
IPALCO Enterprises, Inc. 3.7% 9/1/24	662,000	654,559
		15,702,085
Gas Utilities - 0.0%
Nakilat, Inc. 6.067% 12/31/33 (a)	510,645	542,497
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP 3.55% 6/15/26	580,000	555,105
The AES Corp.:
3.3% 7/15/25 (a)	2,635,000	2,471,577
3.95% 7/15/30 (a)	2,298,000	2,072,107
		5,098,789
Multi-Utilities - 0.4%
Berkshire Hathaway Energy Co. 4.05% 4/15/25	3,813,000	3,836,296
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	242,000	225,440
NiSource, Inc. 2.95% 9/1/29	2,624,000	2,324,223
Puget Energy, Inc.:
4.1% 6/15/30	1,032,000	959,221
4.224% 3/15/32	1,875,000	1,728,495
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.610% 3.5238% 5/15/67 (b)(c)	437,000	337,333
		9,411,008

TOTAL UTILITIES		30,754,379

TOTAL NONCONVERTIBLE BONDS
(Cost $783,008,627)		721,807,784

U.S. Treasury Obligations - 40.4%
U.S. Treasury Bonds:
1.125% 5/15/40	$12,353,900	$8,599,473
1.75% 8/15/41	43,542,800	33,121,443
1.875% 11/15/51	21,856,800	16,399,430
2% 11/15/41	16,500,000	13,104,609
2% 8/15/51	108,411,200	83,785,765
2.25% 2/15/52 (d)	36,300,000	29,873,766
2.875% 5/15/52	17,100,000	16,151,484
3% 2/15/47	25,251,500	23,579,574
U.S. Treasury Notes:
0.125% 8/15/23	35,017,700	33,912,454
0.125% 8/31/23	35,211,900	34,066,138
0.25% 7/31/25	83,520,600	76,685,613
0.375% 12/31/25	17,431,400	15,886,406
0.75% 3/31/26	52,072,200	47,827,095
0.75% 4/30/26	41,407,700	37,959,215
0.75% 8/31/26	15,336,200	13,959,537
1.125% 10/31/26	18,403,400	16,963,478
1.125% 8/31/28	38,104,900	33,911,873
1.125% 2/15/31	73,821,600	63,434,671
1.25% 5/31/28	118,957,700	107,154,847
1.375% 11/15/31	26,562,900	23,039,165
1.625% 9/30/26	31,567,200	29,777,981
1.75% 1/31/29	24,900,000	22,957,606
1.875% 2/28/27	10,000,000	9,492,188
1.875% 2/15/32	40,000,000	36,190,624
2.25% 4/30/24 (d)	17,808,000	17,575,661
2.375% 3/31/29	20,000,000	19,144,531
2.5% 1/31/24	23,709,700	23,531,877
2.5% 3/31/27	25,000,000	24,391,602
2.875% 5/15/32 (d)	5,400,000	5,339,250
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,039,165,463)		917,817,356

U.S. Government Agency - Mortgage Securities - 19.0%
Fannie Mae - 4.5%
12 month U.S. LIBOR + 1.480% 1.855% 7/1/34 (b)(c)	2,214	2,267
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (b)(c)	2,274	2,344
12 month U.S. LIBOR + 1.630% 2.24% 11/1/36 (b)(c)	29,197	29,877
12 month U.S. LIBOR + 1.700% 3.183% 6/1/42 (b)(c)	17,751	18,297
12 month U.S. LIBOR + 1.730% 3.105% 5/1/36 (b)(c)	17,726	18,235
12 month U.S. LIBOR + 1.750% 2.281% 7/1/35 (b)(c)	1,988	2,027
12 month U.S. LIBOR + 1.780% 2.163% 2/1/36 (b)(c)	11,759	11,995
12 month U.S. LIBOR + 1.800% 2.05% 7/1/41 (b)(c)	11,768	12,166
12 month U.S. LIBOR + 1.810% 2.068% 9/1/41 (b)(c)	6,192	6,395
12 month U.S. LIBOR + 1.810% 2.245% 7/1/41 (b)(c)	14,966	15,530
12 month U.S. LIBOR + 1.820% 2.195% 12/1/35 (b)(c)	7,154	7,329
12 month U.S. LIBOR + 1.830% 2.08% 10/1/41 (b)(c)	5,738	5,805
12 month U.S. LIBOR + 1.950% 2.401% 9/1/36 (b)(c)	13,161	13,433
12 month U.S. LIBOR + 1.950% 3.496% 7/1/37 (b)(c)	4,951	5,132
6 month U.S. LIBOR + 1.310% 2.438% 5/1/34 (b)(c)	11,081	11,261
6 month U.S. LIBOR + 1.420% 1.571% 9/1/33 (b)(c)	18,986	19,224
6 month U.S. LIBOR + 1.550% 2.002% 10/1/33 (b)(c)	1,385	1,422
6 month U.S. LIBOR + 1.560% 1.815% 7/1/35 (b)(c)	2,089	2,158
U.S. TREASURY 1 YEAR INDEX + 1.940% 1.87% 10/1/33 (b)(c)	23,472	24,383
U.S. TREASURY 1 YEAR INDEX + 2.200% 2.583% 3/1/35 (b)(c)	1,742	1,801
U.S. TREASURY 1 YEAR INDEX + 2.220% 2.571% 8/1/36 (b)(c)	24,515	25,376
U.S. TREASURY 1 YEAR INDEX + 2.280% 2.408% 10/1/33 (b)(c)	3,511	3,638
U.S. TREASURY 1 YEAR INDEX + 2.420% 2.75% 5/1/35 (b)(c)	5,282	5,468
1.5% 11/1/40 to 11/1/51	2,899,491	2,492,533
2% 11/1/40 to 2/1/52	30,654,281	26,772,841
2.5% 7/1/31 to 3/1/52	25,628,526	23,475,362
3% 8/1/32 to 7/1/50	14,763,331	14,190,181
3.5% 8/1/37 to 1/1/52	15,844,086	15,456,842
4% 7/1/39 to 11/1/49	10,249,129	10,294,385
4.5% to 4.5% 5/1/25 to 9/1/49	6,660,842	6,837,797
5% 3/1/23 to 5/1/44	280,967	294,265
6% 10/1/34 to 1/1/42	1,072,303	1,167,506
6.5% 12/1/23 to 8/1/36	196,636	214,467
7% to 7% 11/1/23 to 2/1/32	31,179	32,972
7.5% to 7.5% 9/1/25 to 11/1/31	37,847	40,845
8.5% 6/1/25	113	120

TOTAL FANNIE MAE		101,515,679

Freddie Mac - 3.4%
12 month U.S. LIBOR + 1.370% 1.684% 3/1/36 (b)(c)	16,406	16,559
12 month U.S. LIBOR + 1.880% 2.13% 9/1/41 (b)(c)	8,885	9,124
12 month U.S. LIBOR + 1.880% 3.255% 4/1/41 (b)(c)	2,232	2,297
12 month U.S. LIBOR + 1.910% 2.16% 6/1/41 (b)(c)	5,939	6,160
12 month U.S. LIBOR + 1.910% 3.131% 6/1/41 (b)(c)	23,208	24,010
12 month U.S. LIBOR + 1.910% 3.22% 5/1/41 (b)(c)	17,815	18,340
12 month U.S. LIBOR + 1.910% 3.568% 5/1/41 (b)(c)	18,691	19,311
12 month U.S. LIBOR + 2.030% 2.271% 3/1/33 (b)(c)	256	261
12 month U.S. LIBOR + 2.160% 2.41% 11/1/35 (b)(c)	4,450	4,546
6 month U.S. LIBOR + 1.650% 2.184% 4/1/35 (b)(c)	15,001	15,409
6 month U.S. LIBOR + 2.680% 3.239% 10/1/35 (b)(c)	3,035	3,153
U.S. TREASURY 1 YEAR INDEX + 2.240% 2.372% 1/1/35 (b)(c)	1,917	1,978
1.5% 12/1/40 to 4/1/41	461,015	397,505
2% 4/1/41 to 2/1/52	21,186,634	18,464,678
2.5% 8/1/32 to 1/1/52	16,536,306	15,024,190
3% 6/1/31 to 6/1/50	7,946,139	7,555,202
3.5% 3/1/32 to 3/1/52	23,269,713	22,817,194
4% 5/1/37 to 6/1/48	7,439,835	7,506,173
4.5% 7/1/25 to 10/1/48	4,512,394	4,642,498
5% 1/1/40 to 6/1/41	379,990	399,526
6% 4/1/32 to 8/1/37	110,558	119,122
7.5% 8/1/26 to 11/1/31	4,256	4,669
8% 4/1/27 to 5/1/27	330	353
8.5% 5/1/27 to 1/1/28	690	737

TOTAL FREDDIE MAC		77,052,995

Ginnie Mae - 4.4%
3% 12/20/42 to 10/20/51	7,491,518	7,118,408
3.5% 12/20/40 to 6/20/50	7,140,273	6,990,036
4% 3/15/40 to 4/20/48	7,006,381	7,062,598
4.5% 5/15/39 to 5/20/41	1,401,743	1,447,269
5% 3/15/39 to 4/20/48	818,957	861,453
6.5% 4/15/35 to 11/15/35	15,680	17,149
7% 1/15/28 to 7/15/32	106,374	114,379
7.5% to 7.5% 10/15/22 to 10/15/28	19,073	20,235
8% 3/15/30 to 9/15/30	2,280	2,498
2% 7/1/52 (e)	6,000,000	5,327,079
2% 7/1/52 (e)	1,600,000	1,420,554
2% 7/1/52 (e)	1,600,000	1,420,554
2% 7/1/52 (e)	1,600,000	1,420,554
2% 7/1/52 (e)	3,150,000	2,796,716
2% 7/1/52 (e)	1,600,000	1,420,554
2% 7/1/52 (e)	1,600,000	1,420,554
2% 7/1/52 (e)	3,150,000	2,796,716
2% 7/1/52 (e)	700,000	621,493
2% 7/1/52 (e)	1,850,000	1,642,516
2% 7/1/52 (e)	3,000,000	2,663,540
2% 8/1/52 (e)	7,850,000	6,962,542
2% 8/1/52 (e)	2,950,000	2,616,497
2% 8/1/52 (e)	3,000,000	2,660,844
2.5% 12/20/51	96,668	88,681
2.5% 7/1/52 (e)	4,200,000	3,841,383
2.5% 7/1/52 (e)	4,050,000	3,704,191
2.5% 7/1/52 (e)	2,025,000	1,852,096
2.5% 7/1/52 (e)	2,050,000	1,874,961
2.5% 7/1/52 (e)	2,050,000	1,874,961
2.5% 7/1/52 (e)	4,350,000	3,978,576
2.5% 7/1/52 (e)	2,450,000	2,240,807
2.5% 7/1/52 (e)	1,625,000	1,486,250
3% 7/1/52 (e)	3,350,000	3,156,458
3% 7/1/52 (e)	1,350,000	1,272,005
3% 7/1/52 (e)	1,350,000	1,272,005
3.5% 7/1/52 (e)	6,150,000	5,973,170
4% 7/1/52 (e)	3,400,000	3,383,582
4.5% 7/1/52 (e)	4,800,000	4,869,769

TOTAL GINNIE MAE		99,693,633

Uniform Mortgage Backed Securities - 6.7%
1.5% 7/1/37 (e)	2,700,000	2,456,718
1.5% 7/1/52 (e)	1,650,000	1,368,289
1.5% 7/1/52 (e)	4,550,000	3,773,160
1.5% 7/1/52 (e)	2,750,000	2,280,482
1.5% 7/1/52 (e)	1,675,000	1,389,021
2% 7/1/37 (e)	6,850,000	6,393,434
2% 7/1/37 (e)	3,350,000	3,126,716
2% 7/1/37 (e)	5,050,000	4,713,407
2% 7/1/52 (e)	5,450,000	4,729,067
2% 7/1/52 (e)	400,000	347,088
2% 7/1/52 (e)	200,000	173,544
2% 7/1/52 (e)	3,300,000	2,863,472
2% 7/1/52 (e)	4,000,000	3,470,875
2% 7/1/52 (e)	3,450,000	2,993,630
2% 7/1/52 (e)	2,900,000	2,516,385
2% 7/1/52 (e)	2,100,000	1,822,209
2% 7/1/52 (e)	2,100,000	1,822,209
2% 7/1/52 (e)	6,150,000	5,336,471
2% 8/1/52 (e)	4,500,000	3,900,164
2% 8/1/52 (e)	4,400,000	3,813,494
2% 8/1/52 (e)	3,850,000	3,336,807
2% 8/1/52 (e)	3,100,000	2,686,780
2.5% 7/1/52 (e)	12,100,000	10,874,869
2.5% 7/1/52 (e)	4,400,000	3,954,498
2.5% 7/1/52 (e)	5,650,000	5,077,935
2.5% 7/1/52 (e)	10,375,000	9,324,526
2.5% 7/1/52 (e)	14,000,000	12,582,493
2.5% 7/1/52 (e)	1,500,000	1,348,124
2.5% 8/1/52 (e)	9,650,000	8,661,624
2.5% 8/1/52 (e)	4,350,000	3,904,463
3% 7/1/52 (e)	10,650,000	9,911,982
3% 7/1/52 (e)	11,250,000	10,470,403
3% 8/1/52 (e)	7,900,000	7,343,292
3.5% 7/1/52 (e)	50,000	48,068
3.5% 7/1/52 (e)	250,000	240,342
4% 7/1/52 (e)	2,300,000	2,267,296
4% 7/1/52 (e)	1,250,000	1,232,226
4% 7/1/52 (e)	1,150,000	1,133,648

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		153,689,211

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $449,970,702)		431,951,518

Asset-Backed Securities - 6.1%
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (a)	$859,034	$578,463
Series 2019-1 Class A, 3.844% 5/15/39 (a)	818,872	562,657
Series 2019-2:
Class A, 3.376% 10/16/39 (a)	1,635,187	1,243,267
Class B, 4.458% 10/16/39 (a)	315,410	200,409
Series 2021-1A Class A, 2.95% 11/16/41 (a)	1,888,692	1,581,751
Series 2021-2A Class A, 2.798% 1/15/47 (a)	3,501,902	2,990,820
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 1/15/32 (a)(b)(c)	529,405	515,287
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 2.1743% 10/17/34 (a)(b)(c)	1,280,878	1,231,220
AIMCO CLO Ltd. / AIMCO CLO LLC Series 2021-14A Class A, 3 month U.S. LIBOR + 0.990% 2.0527% 4/20/34 (a)(b)(c)	3,132,569	2,991,155
Allegro CLO XV, Ltd. / Allegro CLO VX LLC Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.500% 3.1807% 7/20/35 (a)(b)(c)	1,736,000	1,691,826
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 2.2027% 7/20/34 (a)(b)(c)	1,532,085	1,473,898
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/40 (a)	505,094	423,663
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 2.3643% 10/15/32 (a)(b)(c)	1,676,859	1,637,927
Ares LIX CLO Ltd. Series 2021-59A Class A, 3 month U.S. LIBOR + 1.030% 2.214% 4/25/34 (a)(b)(c)	1,039,487	998,312
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 2.1743% 7/15/34 (a)(b)(c)	1,931,133	1,870,453
Ares LVIII CLO LLC Series 2022-58A Class AR, U.S. 90-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.330% 2.1764% 1/15/35 (a)(b)(c)	2,545,000	2,439,794
Ares XLI CLO Ltd. / Ares XLI CLO LLC Series 2021-41A Class AR2, 3 month U.S. LIBOR + 1.070% 2.1143% 4/15/34 (a)(b)(c)	2,173,138	2,091,724
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 2.2943% 4/17/33 (a)(b)(c)	665,897	649,326
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 10/15/36 (a)(b)(c)	1,292,534	1,247,554
Barings CLO Ltd.:
Series 2021-1A Class A, 3 month U.S. LIBOR + 1.020% 2.204% 4/25/34 (a)(b)(c)	2,282,638	2,200,470
Series 2021-4A Class A, 3 month U.S. LIBOR + 1.220% 2.2827% 1/20/32 (a)(b)(c)	2,070,385	2,026,429
Beechwood Park CLO Ltd. Series 2022-1A Class A1R, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.1464% 1/17/35 (a)(b)(c)	2,560,000	2,469,940
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 2.1743% 1/15/35 (a)(b)(c)	1,953,217	1,880,907
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (a)	2,034,759	1,798,023
Class AA, 2.487% 12/16/41 (a)(b)	245,807	229,536
Series 2021-1A Class A, 2.443% 7/15/46 (a)	2,552,194	2,184,645
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 2.0343% 4/15/29 (a)(b)(c)	1,983,909	1,953,000
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (a)	1,253,805	1,106,055
Class B, 5.095% 4/15/39 (a)	666,261	527,739
Castlelake Aircraft Structured Trust:
Series 2018-1 Class A, 4.125% 6/15/43 (a)	917,138	824,277
Series 2021-1A Class A, 3.474% 1/15/46 (a)	528,889	471,075
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 2.1627% 10/20/32 (a)(b)(c)	1,561,530	1,515,265
Series 2022-15A Class A, CME TERM SOFR 3 MONTH INDEX + 1.320% 2.0327% 4/20/35 (a)(b)(c)	2,429,000	2,324,176
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 2.314% 10/25/34 (a)(b)(c)	1,198,676	1,153,235
CEDF Series 2021-6A Class ARR, 3 month U.S. LIBOR + 1.050% 2.1127% 4/20/34 (a)(b)(c)	1,887,884	1,805,838
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 2.2327% 10/20/34 (a)(b)(c)	1,944,015	1,868,360
Columbia Cent CLO 31 Ltd. Series 2021-31A Class A1, 3 month U.S. LIBOR + 1.200% 2.2627% 4/20/34 (a)(b)(c)	2,085,721	2,009,486
Columbia Cent Clo 32 Ltd. / Coliseum Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.700% 1.75% 7/24/34 (b)(c)(e)	2,607,000	2,583,292
Columbia Cent CLO Ltd. / Columbia Cent CLO Corp. Series 2021-30A Class A1, 3 month U.S. LIBOR + 1.310% 2.3727% 1/20/34 (a)(b)(c)	2,729,841	2,658,150
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (a)	1,770,418	1,694,371
Dryden 98 CLO Ltd. Series 2022-98A Class A, CME TERM SOFR 3 MONTH INDEX + 1.300% 2.204% 4/20/35 (a)(b)(c)	1,361,000	1,307,928
Dryden CLO, Ltd.:
Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 2.2127% 10/20/34 (a)(b)(c)	1,290,693	1,246,107
Series 2021-83A Class A, 3 month U.S. LIBOR + 1.220% 2.2643% 1/18/32 (a)(b)(c)	1,582,694	1,548,351
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 2.2243% 4/17/33 (a)(b)(c)	1,318,912	1,281,286
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 10/15/35 (a)(b)(c)	1,717,039	1,654,213
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 2.608% 2/20/35 (a)(b)(c)	1,021,083	982,506
Eaton Vance CLO, Ltd.:
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 2.1443% 4/15/31 (a)(b)(c)	885,205	863,192
Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 1/15/35 (a)(b)(c)	2,283,000	2,207,928
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 2.2943% 1/15/34 (a)(b)(c)	444,749	432,233
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 2.1543% 7/19/34 (a)(b)(c)	1,392,832	1,342,966
Class AR, 3 month U.S. LIBOR + 1.080% 2.4913% 11/16/34 (a)(b)(c)	1,993,704	1,931,367
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 2.778% 11/20/33 (a)(b)(c)	2,529,561	2,459,254
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (a)	750,922	653,339
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (a)	754,917	667,988
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 2.2663% 10/22/34 (a)(b)(c)	1,367,988	1,313,910
KKR CLO Ltd. Series 2022-41A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.330% 2.0223% 4/15/35 (a)(b)(c)	3,167,000	3,039,522
Lucali CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.210% 2.2543% 1/15/33 (a)(b)(c)	981,516	957,705
Madison Park Funding Series 2020-19A Class A1R2, 3 month U.S. LIBOR + 0.920% 2.0563% 1/22/28 (a)(b)(c)	1,337,195	1,317,617
Madison Park Funding L Ltd. / Madison Park Funding L LLC Series 2021-50A Class A, 3 month U.S. LIBOR + 1.140% 2.1843% 4/19/34 (a)(b)(c)	2,186,940	2,121,428
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.100% 2.2363% 1/22/35 (a)(b)(c)	2,223,747	2,131,844
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 2.1643% 7/15/34 (a)(b)(c)	1,390,072	1,347,190
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A2R, 3 month U.S. LIBOR + 1.200% 2.3363% 1/22/31 (a)(b)(c)	573,573	549,523
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 2.2027% 10/20/34 (a)(b)(c)	461,006	444,667
Magnetite IX, Ltd. / Magnetite IX LLC Series 2021-30A Class A, 3 month U.S. LIBOR + 1.130% 2.314% 10/25/34 (a)(b)(c)	2,357,478	2,275,791
Magnetite XXI Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.020% 2.0827% 4/20/34 (a)(b)(c)	1,823,166	1,757,950
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 2.314% 1/25/35 (a)(b)(c)	5,340,000	5,139,948
Magnetite XXIX, Ltd. / Magnetite XXIX LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 0.990% 2.0343% 1/15/34 (a)(b)(c)	1,904,754	1,855,943
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 2.1327% 10/20/30 (a)(b)(c)	1,997,385	1,959,571
Park Place Securities, Inc. Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.240% 2.8686% 1/25/36 (b)(c)	58,955	58,529
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 2.1927% 10/20/34 (a)(b)(c)	760,982	736,956
Planet Fitness Master Issuer LLC:
Series 2019-1A Class A2, 3.858% 12/5/49 (a)	1,448,850	1,288,074
Series 2022-1A:
Class A2I, 3.251% 12/5/51 (a)	1,570,065	1,406,607
Class A2II, 4.008% 12/5/51 (a)	1,402,485	1,250,709
Project Silver Series 2019-1 Class A, 3.967% 7/15/44 (a)	1,410,409	1,210,436
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 2.1827% 4/20/34 (a)(b)(c)	2,604,698	2,526,474
RR 7 Ltd. Series 2022-7A Class A1AB, 3 month U.S. LIBOR + 1.340% 1.5203% 1/15/37 (a)(b)(c)	2,626,000	2,530,183
Sapphire Aviation Finance Series 2020-1A Class A, 3.228% 3/15/40 (a)	1,468,823	1,285,742
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (a)	1,902,000	1,837,249
1.884% 7/15/50 (a)	733,000	677,634
2.328% 7/15/52 (a)	560,000	497,353
Stratus CLO, Ltd. Series 2022-1A Class A, CME TERM SOFR 3 MONTH INDEX + 1.750% 1.75% 7/20/30 (a)(b)(c)(e)	417,000	413,208
SYMP Series 2022-32A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.320% 1.6326% 4/23/35 (a)(b)(c)	2,727,000	2,607,398
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 2.1043% 7/15/32 (a)(b)(c)	256,728	249,738
Symphony CLO XXV Ltd. / Symphony CLO XXV LLC Series 2021-25A Class A, 3 month U.S. LIBOR + 0.980% 2.0243% 4/19/34 (a)(b)(c)	2,313,924	2,223,329
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 2.1427% 4/20/33 (a)(b)(c)	2,177,375	2,106,151
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.4836% 9/25/34 (b)(c)	2,297	2,247
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (a)(b)	1,739,912	1,534,437
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (a)	2,169,402	1,860,514
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 2.3327% 7/20/32 (a)(b)(c)	2,009,654	1,964,897
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 2.2043% 7/19/34 (a)(b)(c)	1,277,198	1,235,800
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 2.2127% 10/20/34 (a)(b)(c)	2,613,900	2,520,155
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 2.1943% 7/16/34 (a)(b)(c)	1,289,773	1,246,172
TOTAL ASSET-BACKED SECURITIES
(Cost $148,238,416)		139,765,034

Collateralized Mortgage Obligations - 0.0%
Private Sponsor - 0.0%
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (a)	1,200,621	1,177,145
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 3.6276% 7/20/34 (b)(c)	537	492

TOTAL PRIVATE SPONSOR		1,177,637

U.S. Government Agency - 0.0%
Fannie Mae planned amortization class:
Series 1999-54 Class PH, 6.5% 11/18/29	12,575	12,874
Series 1999-57 Class PH, 6.5% 12/25/29	25,842	27,012
Ginnie Mae guaranteed REMIC pass-thru certificates sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (f)	8,572	8,556

TOTAL U.S. GOVERNMENT AGENCY		48,442

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,246,245)		1,226,079

Commercial Mortgage Securities - 4.1%
BAMLL Commercial Mortgage Securities Trust:
floater Series 2022-DKLX:
Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.150% 2.429% 1/15/39 (a)(b)(c)	1,415,000	1,374,671
Class B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.550% 2.829% 1/15/39 (a)(b)(c)	267,000	258,353
Class C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.150% 3.429% 1/15/39 (a)(b)(c)	191,000	183,579
sequential payer Series 2019-BPR Class ANM, 3.112% 11/5/32 (a)	1,183,000	1,126,070
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (a)	265,000	244,163
Class CNM, 3.8425% 11/5/32 (a)(b)	110,000	94,180
BANK sequential payer:
Series 2018-BN10 Class A5, 3.688% 2/15/61	118,089	114,878
Series 2019-BN21 Class A5, 2.851% 10/17/52	201,824	184,171
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	420,518	417,506
Series 2019-B10 Class A4, 3.717% 3/15/62	389,846	376,423
Series 2018-B8 Class A5, 4.2317% 1/15/52	2,882,896	2,873,075
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 3.374% 11/15/28 (a)(b)(c)	1,079,000	1,064,872
BPR Trust floater Series 2022-OANA:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.890% 3.1767% 4/15/37 (a)(b)(c)	5,047,000	4,943,744
Class B, CME TERM SOFR 1 MONTH INDEX + 2.440% 3.7257% 4/15/37 (a)(b)(c)	1,341,000	1,311,677
BX Commercial Mortgage Trust floater:
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 2.0141% 10/15/36 (a)(b)(c)	2,648,253	2,513,900
Class B, 1 month U.S. LIBOR + 0.890% 2.2238% 10/15/36 (a)(b)(c)	396,287	373,381
Class C, 1 month U.S. LIBOR + 1.090% 2.4236% 10/15/36 (a)(b)(c)	530,325	493,546
Class D, 1 month U.S. LIBOR + 1.290% 2.6233% 10/15/36 (a)(b)(c)	514,682	474,382
Class E, 1 month U.S. LIBOR + 1.940% 3.2725% 10/15/36 (a)(b)(c)	1,789,733	1,661,149
Series 2022-LP2:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.010% 2.3469% 2/15/39 (a)(b)(c)	3,356,167	3,222,064
Class B, CME TERM SOFR 1 MONTH INDEX + 1.310% 2.6463% 2/15/39 (a)(b)(c)	1,011,333	960,820
Class C, CME TERM SOFR 1 MONTH INDEX + 1.560% 2.8957% 2/15/39 (a)(b)(c)	1,011,333	950,718
Class D, CME TERM SOFR 1 MONTH INDEX + 1.960% 3.2948% 2/15/39 (a)(b)(c)	1,011,333	940,619
BX Trust:
floater:
Series 2018-EXCL Class D, 1 month U.S. LIBOR + 2.620% 3.949% 9/15/37 (a)(b)(c)	455,393	379,309
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 2.624% 4/15/34 (a)(b)(c)	1,007,281	966,683
Class C, 1 month U.S. LIBOR + 1.600% 2.924% 4/15/34 (a)(b)(c)	665,897	637,383
Class D, 1 month U.S. LIBOR + 1.900% 3.224% 4/15/34 (a)(b)(c)	699,023	663,809
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 2.404% 10/15/36 (a)(b)(c)	806,653	786,361
Class C, 1 month U.S. LIBOR + 1.250% 2.574% 10/15/36 (a)(b)(c)	1,014,182	983,568
Class D, 1 month U.S. LIBOR + 1.450% 2.774% 10/15/36 (a)(b)(c)	1,436,280	1,389,314
Class E, 1 month U.S. LIBOR + 1.800% 3.124% 10/15/36 (a)(b)(c)	2,018,196	1,947,125
Series 2022-IND:
Class A, CME TERM SOFR 1 MONTH INDEX + 1.490% 2.8248% 4/15/37 (a)(b)(c)	2,719,000	2,645,656
Class B, CME TERM SOFR 1 MONTH INDEX + 1.940% 3.2738% 4/15/37 (a)(b)(c)	1,386,000	1,343,109
Class C, CME TERM SOFR 1 MONTH INDEX + 2.290% 3.6238% 4/15/37 (a)(b)(c)	313,000	299,991
Class D, CME TERM SOFR 1 MONTH INDEX + 2.830% 4.1728% 4/15/37 (a)(b)(c)	262,000	249,654
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 2.324% 4/15/34 (a)(b)(c)	1,656,308	1,614,583
CF Hippolyta Issuer LLC sequential payer Series 2021-1A Class A1, 1.53% 3/15/61 (a)	2,986,767	2,635,978
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 2.444% 6/15/34 (a)(b)(c)	2,419,570	2,363,539
Class B, 1 month U.S. LIBOR + 1.500% 2.824% 6/15/34 (a)(b)(c)	476,425	460,645
Class C, 1 month U.S. LIBOR + 1.750% 3.074% 6/15/34 (a)(b)(c)	538,224	517,785
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class C, 1 month U.S. LIBOR + 2.300% 3.625% 8/15/36 (a)(b)(c)	105,628	99,983
Class D, 1 month U.S. LIBOR + 3.050% 4.375% 8/15/36 (a)(b)(c)	352,500	330,334
COMM Mortgage Trust sequential payer Series 2014-CR18 Class A5, 3.828% 7/15/47	387,699	385,008
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class B, 1 month U.S. LIBOR + 1.230% 2.554% 5/15/36 (a)(b)(c)	1,290,000	1,261,276
Class C, 1 month U.S. LIBOR + 1.430% 2.754% 5/15/36 (a)(b)(c)	243,000	237,028
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (a)	592,056	546,535
Series 2018-SITE:
Class A, 4.284% 4/15/36 (a)	1,129,357	1,096,612
Class B, 4.5349% 4/15/36 (a)	347,211	333,752
Class C, 4.9414% 4/15/36 (a)(b)	233,110	222,892
Class D, 4.9414% 4/15/36 (a)(b)	465,913	435,873
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 2.026% 11/15/38 (a)(b)(c)	3,658,294	3,492,930
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 2.405% 7/15/38 (a)(b)(c)	1,204,586	1,174,336
Class B, 1 month U.S. LIBOR + 1.380% 2.705% 7/15/38 (a)(b)(c)	685,779	665,112
Class C, 1 month U.S. LIBOR + 1.700% 3.025% 7/15/38 (a)(b)(c)	505,887	489,371
Class D, 1 month U.S. LIBOR + 2.250% 3.575% 7/15/38 (a)(b)(c)	1,019,724	983,875
GS Mortgage Securities Trust floater Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 2.274% 10/15/36 (a)(b)(c)	1,559,690	1,502,572
Class B, 1 month U.S. LIBOR + 1.150% 2.474% 10/15/36 (a)(b)(c)	241,085	227,427
Class C, 1 month U.S. LIBOR + 1.550% 2.874% 10/15/36 (a)(b)(c)	198,757	186,063
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT:
Class CFX, 4.9498% 7/5/33 (a)	223,602	220,330
Class DFX, 5.3503% 7/5/33 (a)	386,779	380,609
Class EFX, 5.5422% 7/5/33 (a)	470,207	456,107
Life Financial Services Trust floater Series 2022-BMR2:
Class A1, CME TERM SOFR 1 MONTH INDEX + 1.290% 2.5739% 5/15/39 (a)(b)(c)	3,430,000	3,344,201
Class B, CME TERM SOFR 1 MONTH INDEX + 1.790% 3.0726% 5/15/39 (a)(b)(c)	2,383,000	2,311,465
Class C, CME TERM SOFR 1 MONTH INDEX + 2.090% 3.3718% 5/15/39 (a)(b)(c)	1,335,000	1,288,248
Class D, CME TERM SOFR 1 MONTH INDEX + 2.540% 3.8206% 5/15/39 (a)(b)(c)	1,187,000	1,133,557
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 2.024% 3/15/38 (a)(b)(c)	2,199,143	2,128,397
Class B, 1 month U.S. LIBOR + 0.880% 2.204% 3/15/38 (a)(b)(c)	530,641	507,984
Class C, 1 month U.S. LIBOR + 1.100% 2.424% 3/15/38 (a)(b)(c)	333,761	318,671
Class D, 1 month U.S. LIBOR + 1.400% 2.724% 3/15/38 (a)(b)(c)	464,311	440,988
Class E, 1 month U.S. LIBOR + 1.750% 3.074% 3/15/38 (a)(b)(c)	405,819	378,302
Morgan Stanley Capital I Trust:
floater Series 2018-BOP:
Class B, 1 month U.S. LIBOR + 1.250% 2.574% 8/15/33 (a)(b)(c)	1,071,355	1,057,744
Class C, 1 month U.S. LIBOR + 1.500% 2.824% 8/15/33 (a)(b)(c)	2,580,383	2,539,468
sequential payer Series 2019-MEAD Class A, 3.17% 11/10/36 (a)	2,570,651	2,423,550
Series 2018-H4 Class A4, 4.31% 12/15/51	1,895,246	1,875,028
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (a)(b)	371,442	344,535
Class C, 3.283% 11/10/36 (a)(b)	356,413	323,273
Prima Capital Ltd. floater sequential payer Series 2021-9A Class A, 1 month U.S. LIBOR + 1.450% 2.3773% 12/15/37 (a)(b)(c)	139,306	139,306
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (a)	959,667	1,038,985
SPGN Mortgage Trust floater Series 2022-TFLM:
Class B, CME TERM SOFR 1 MONTH INDEX + 2.000% 3.2787% 2/15/39 (a)(b)(c)	642,000	612,332
Class C, CME TERM SOFR 1 MONTH INDEX + 2.650% 3.9287% 2/15/39 (a)(b)(c)	334,000	318,254
SREIT Trust floater Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 2.0548% 11/15/38 (a)(b)(c)	2,470,353	2,346,285
Class B, 1 month U.S. LIBOR + 1.070% 2.4038% 11/15/38 (a)(b)(c)	1,414,917	1,333,199
Class C, 1 month U.S. LIBOR + 1.320% 2.653% 11/15/38 (a)(b)(c)	878,763	823,600
Class D, 1 month U.S. LIBOR + 1.570% 2.9022% 11/15/38 (a)(b)(c)	577,561	539,857
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (a)	1,766,729	1,453,921
Series 2020-LAB Class B, 2.453% 10/10/42 (a)	113,488	92,159
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 2.524% 5/15/31 (a)(b)(c)	1,349,000	1,288,206
sequential payer Series 2015-C26 Class A4, 3.166% 2/15/48	1,026,911	1,002,969
Series 2018-C48 Class A5, 4.302% 1/15/52	850,545	849,055
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $98,032,593)		93,023,997

Municipal Securities - 0.7%
California Gen. Oblig. Series 2009:
7.35% 11/1/39	$245,000	$319,146
7.55% 4/1/39	1,100,000	1,492,137
Chicago Gen. Oblig. (Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	900,000	1,062,942
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	414,545	417,604
5.1% 6/1/33	1,475,000	1,483,982
Series 2010-1, 6.63% 2/1/35	3,770,000	4,014,698
Series 2010-3:
6.725% 4/1/35	2,910,000	3,083,328
7.35% 7/1/35	1,700,000	1,854,356
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,221,000	2,495,225
TOTAL MUNICIPAL SECURITIES
(Cost $16,639,540)		16,223,418

Foreign Government and Government Agency Obligations - 0.2%
Emirate of Abu Dhabi 3.875% 4/16/50 (a)	$1,748,000	$1,554,955
Kingdom of Saudi Arabia:
3.25% 10/22/30 (a)	966,000	908,040
4.5% 4/22/60 (a)	736,000	677,120
State of Qatar 4.4% 4/16/50 (a)	2,181,000	2,091,034
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $5,813,757)		5,231,149

Supranational Obligations - 0.1%
Corporacion Andina de Fomento 2.375% 5/12/23 (Cost $1,808,818)	1,810,000	1,797,638

Bank Notes - 0.2%
Discover Bank:
3.35% 2/6/23	$983,000	$983,036
4.682% 8/9/28 (b)	847,000	823,411
Regions Bank 6.45% 6/26/37	2,368,000	2,632,107
TOTAL BANK NOTES
(Cost $4,271,530)		4,438,554
	Shares	Value

Money Market Funds - 9.2%
Fidelity Cash Central Fund 1.58% (g)	157,747,348	$157,778,897
Fidelity Securities Lending Cash Central Fund 1.58% (g)(h)	51,202,255	51,207,375
TOTAL MONEY MARKET FUNDS
(Cost $208,985,878)		208,986,272
TOTAL INVESTMENT IN SECURITIES - 111.8%
(Cost $2,757,181,569)		2,542,268,799
NET OTHER ASSETS (LIABILITIES) - (11.8)%		(269,280,481)
NET ASSETS - 100%		$2,272,988,318

TBA Sale Commitments
	Principal Amount	Value
Ginnie Mae
2% 7/1/52	$(7,850,000)	$(6,969,594)
2% 7/1/52	(3,000,000)	(2,663,540)
2% 7/1/52	(1,850,000)	(1,642,516)
2% 7/1/52	(3,000,000)	(2,663,540)

TOTAL GINNIE MAE		(13,939,190)

Uniform Mortgage Backed Securities
2% 7/1/52	(4,500,000)	(3,904,735)
2% 7/1/52	(4,400,000)	(3,817,963)
2% 7/1/52	(3,850,000)	(3,340,717)
2% 7/1/52	(6,150,000)	(5,336,471)
2% 7/1/52	(3,100,000)	(2,689,928)
2.5% 7/1/52	(9,650,000)	(8,672,933)
2.5% 7/1/52	(4,350,000)	(3,909,560)
2.5% 7/1/52	(1,500,000)	(1,348,124)
2.5% 7/1/52	(14,000,000)	(12,582,493)
2.5% 7/1/52	(1,500,000)	(1,348,124)
3% 7/1/52	(7,900,000)	(7,352,550)
3.5% 7/1/52	(50,000)	(48,068)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(54,351,666)

TOTAL TBA SALE COMMITMENTS
(Proceeds $67,926,755)		$(68,290,856)

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $339,909,807 or 15.0% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 1.58%	$231,714,564	$190,462,945	$264,398,613	$383,985	$--	$1	$157,778,897	0.3%
Fidelity Securities Lending Cash Central Fund 1.58%	25,486,340	375,458,514	349,737,479	32,362	--	--	51,207,375	0.1%
Total	$257,200,904	$565,921,459	$614,136,092	$416,347	$--	$1	$208,986,272

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2022, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$721,807,784	$--	$721,807,784	$--
U.S. Government and Government Agency Obligations	917,817,356	--	917,817,356	--
U.S. Government Agency - Mortgage Securities	431,951,518	--	431,951,518	--
Asset-Backed Securities	139,765,034	--	139,765,034	--
Collateralized Mortgage Obligations	1,226,079	--	1,226,079	--
Commercial Mortgage Securities	93,023,997	--	93,023,997	--
Municipal Securities	16,223,418	--	16,223,418	--
Foreign Government and Government Agency Obligations	5,231,149	--	5,231,149	--
Supranational Obligations	1,797,638	--	1,797,638	--
Bank Notes	4,438,554	--	4,438,554	--
Money Market Funds	208,986,272	208,986,272	--	--
Total Investments in Securities:	$2,542,268,799	$208,986,272	$2,333,282,527	$--
Other Financial Instruments:
TBA Sale Commitments	$(68,290,856)	$--	$(68,290,856)	$--
Total Other Financial Instruments:	$(68,290,856)	$--	$(68,290,856)	$--

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2022 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $50,417,680) — See accompanying schedule: Unaffiliated issuers (cost $2,548,195,691)	$2,333,282,527
Fidelity Central Funds (cost $208,985,878)	208,986,272
Total Investment in Securities (cost $2,757,181,569)		$2,542,268,799
Cash		15,952
Receivable for investments sold		75,154
Receivable for TBA sale commitments		67,926,755
Receivable for fund shares sold		2,979,176
Interest receivable		14,247,684
Distributions receivable from Fidelity Central Funds		162,200
Total assets		2,627,675,720
Liabilities
Payable for investments purchased
Regular delivery	$1,340,161
Delayed delivery	233,777,541
TBA sale commitments, at value	68,290,856
Payable for fund shares redeemed	69,347
Other payables and accrued expenses	2,122
Collateral on securities loaned	51,207,375
Total liabilities		354,687,402
Net Assets		$2,272,988,318
Net Assets consist of:
Paid in capital		$2,499,864,092
Total accumulated earnings (loss)		(226,875,774)
Net Assets		$2,272,988,318
Net Asset Value, offering price and redemption price per share ($2,272,988,318 ÷ 23,692,095 shares)		$95.94

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended June 30, 2022 (Unaudited)
Investment Income
Interest		$26,937,276
Income from Fidelity Central Funds (including $32,362 from security lending)		416,347
Total income		27,353,623
Expenses
Custodian fees and expenses	$4,728
Independent trustees' fees and expenses	3,523
Total expenses before reductions	8,251
Expense reductions	(472)
Total expenses after reductions		7,779
Net investment income (loss)		27,345,844
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(16,454,588)
Total net realized gain (loss)		(16,454,588)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	(262,635,516)
Fidelity Central Funds	1
TBA sale commitments	(332,110)
Total change in net unrealized appreciation (depreciation)		(262,967,625)
Net gain (loss)		(279,422,213)
Net increase (decrease) in net assets resulting from operations		$(252,076,369)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended June 30, 2022 (Unaudited)	Year ended December 31, 2021
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$27,345,844	$156,048,976
Net realized gain (loss)	(16,454,588)	190,010,810
Change in net unrealized appreciation (depreciation)	(262,967,625)	(363,557,617)
Net increase (decrease) in net assets resulting from operations	(252,076,369)	(17,497,831)
Distributions to shareholders	(48,897,640)	(296,459,334)
Share transactions
Proceeds from sales of shares	167,925,148	810,474,721
Reinvestment of distributions	48,892,791	288,159,125
Cost of shares redeemed	(47,507,819)	(5,499,418,177)
Net increase (decrease) in net assets resulting from share transactions	169,310,120	(4,400,784,331)
Total increase (decrease) in net assets	(131,663,889)	(4,714,741,496)
Net Assets
Beginning of period	2,404,652,207	7,119,393,703
End of period	$2,272,988,318	$2,404,652,207
Other Information
Shares
Sold	1,674,159	7,260,264
Issued in reinvestment of distributions	477,442	2,589,884
Redeemed	(482,189)	(49,770,526)
Net increase (decrease)	1,669,412	(39,920,378)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity VIP Investment Grade Central Fund

	Six months ended (Unaudited) June 30,	Years endedDecember 31,
	2022	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$109.19	$114.93	$108.80	$102.31	$105.26	$104.18
Income from Investment Operations
Net investment income (loss)A,B	1.194	2.481	3.026	3.371	3.163	2.887
Net realized and unrealized gain (loss)	(12.271)	(2.817)	7.583	6.606	(3.209)	1.693
Total from investment operations	(11.077)	(.336)	10.609	9.977	(.046)	4.580
Distributions from net investment income	(1.173)	(2.717)	(3.070)	(3.487)	(2.904)	(2.985)
Distributions from net realized gain	(1.000)	(2.687)	(1.409)	–	–	(.515)
Total distributions	(2.173)	(5.404)	(4.479)	(3.487)	(2.904)	(3.500)
Net asset value, end of period	$95.94	$109.19	$114.93	$108.80	$102.31	$105.26
Total ReturnC,D	(10.26)%	(.28)%	9.87%	9.87%	(.01)%	4.46%
Ratios to Average Net AssetsB,E,F
Expenses before reductionsG	- %H	-%	-%	-%	-%	-%
Expenses net of fee waivers, if anyG	- %H	-%	-%	-%	-%	-%
Expenses net of all reductionsG	- %H	-%	-%	-%	-%	-%
Net investment income (loss)	2.39%H	2.23%	2.68%	3.16%	3.09%	2.75%
Supplemental Data
Net assets, end of period (000 omitted)	$2,272,988	$2,404,652	$7,119,394	$6,014,480	$5,269,137	$5,605,082
Portfolio turnover rateI	152%H	178%J	169%	146%	92%	110%

 A Calculated based on average shares outstanding during the period.

 B Net investment income (loss) is affected by the timing of the declaration of dividends by any underlying mutual funds or exchange-traded funds (ETFs). Net investment income (loss) of any such underlying funds is not included in the Fund's net investment income (loss) ratio.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount represents less than .005%.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended June 30, 2022

1. Organization.

Fidelity VIP Investment Grade Central Fund (the Fund) is a fund of Fidelity Garrison Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only offered to other investment companies and accounts managed by Fidelity Management & Research Company LLC (FMR), or its affiliates (the Investing Funds). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – unadjusted quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, supranational obligations and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2022 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, redemptions in kind and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,114,780
Gross unrealized depreciation	(215,597,174)
Net unrealized appreciation (depreciation)	$(213,482,394)
Tax cost	$2,755,387,092

Delayed Delivery Transactions and When-Issued Securities. During the period, certain Funds transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Securities purchased on a delayed delivery or when-issued basis are identified as such in the Schedule of Investments. Compensation for interest forgone in the purchase of a delayed delivery or when-issued debt security may be received. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Payables and receivables associated with the purchases and sales of delayed delivery securities having the same coupon, settlement date and broker are offset. Delayed delivery or when-issued securities that have been purchased from and sold to different brokers are reflected as both payables and receivables in the Statement of Assets and Liabilities under the caption "Delayed delivery", as applicable. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. TBA securities involve buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. Funds may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or a fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to a fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, a fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Statement of Assets and Liabilities as "Receivable for TBA sale commitments" and "TBA sale commitments, at value," respectively.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, U.S. government securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity VIP Investment Grade Central Fund	1,094,422,511	989,761,060

5. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) provides the Fund with investment management services. The Fund does not pay any fees for these services. Pursuant to the Fund's management contract, the investment adviser receives a monthly management fee that represents a portion of the management fees it receives from the Investing Funds. In addition, under an expense contract, the investment adviser also pays all other expenses of the Fund, excluding custody fees, the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note. During the period, there were no interfund trades.

Prior Fiscal Year Affiliated Redemptions In-Kind. Shares that were redeemed in-kind for investments, including accrued interest and cash, if any, are shown in the table below; along with realized gain or loss on investments delivered through in-kind redemptions. The amount of the in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets. There was no gain or loss for federal income tax purposes.

	Shares	Total net realized gain or loss ($)	Total Proceeds ($)
Fidelity VIP Investment Grade Central Fund	48,802,199	149,804,083	5,391,666,950

6. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity VIP Investment Grade Central Fund	$3,432	$–	$–

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $472.

8. Other.

A fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, a fund may also enter into contracts that provide general indemnifications. A fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against a fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares as shown below.

Fund	Ownership %
VIP Asset Manager Portfolio	13.9%
VIP Asset Manager: Growth Portfolio	1.4%
VIP Balanced Portfolio	84.7%

9. Credit Risk.

The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

10. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Expenses Paid During Period-B January 1, 2022 to June 30, 2022
Fidelity VIP Investment Grade Central Fund	.0007%
Actual		$1,000.00	$897.40	$--C
Hypothetical-D		$1,000.00	$1,024.79	$--C

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C Amount represents less than $.005.

 D 5% return per year before expenses

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2020 through November 30, 2021. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

VIGC-SANN-0822
1.831205.116

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Garrison Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2022

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2022